14. Financial assets and liabilities (Details 11) $ in Thousands	Dec. 31, 2018 ARS ($) $ / $ € / $	Dec. 31, 2017 ARS ($)
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Non-current financial assets	$ 15,921,517	$ 675,025
Current financial assets	5,523,258	927,181
Financial assets	21,444,775	1,602,206
Non-current financial liabilities	5,299,904	1,395,720
Current financial liabilities	1,030,808	1,610,921
Financial liabilities	6,330,712	3,006,641
Other loans and borrowings
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Non-current financial liabilities	5,299,904	1,395,720
Current financial liabilities	457,075	746,155
Trade and other payables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial liabilities	573,733	864,766
USD | Other loans and borrowings
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Non-current financial liabilities	140,581	50,690
Current financial liabilities	$ 12,124	27,099
Effective exchange rate | $ / $	37.7
USD | Trade and other payables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial liabilities	$ 14,686	31,243
Effective exchange rate | $ / $	37.7
EUR | Trade and other payables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial liabilities	$ 465	136
Effective exchange rate | € / $	43.1627
Trade and other receivables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Non-current financial assets	$ 15,921,517	675,025
Current financial assets	5,346,215	809,030
Trade and other receivables | USD
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Non-current financial assets	421,112	24,648
Current financial assets	$ 141,432	29,541
Effective exchange rate | $ / $	37.808
Cash and cash equivalents
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial assets	$ 177,043	118,151
Cash and cash equivalents | USD
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial assets	$ 4,720	4,313
Effective exchange rate | $ / $	37.5
Cash and cash equivalents | EUR
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial assets	$ 1	$ 1
Effective exchange rate | € / $	42.84